Stockholders' Equity - Summary of Analysis of Changes in Warrant Liability (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liability, Beginning balance			$ 16,516,000
Change in fair value of warrant liability	$ 5,597,000	$ 2,732,000	(10,405,000)
Warrant liability, Ending balance	16,516,000	6,111,000	6,111,000
Level 3 Black Scholes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant liability, Beginning balance			16,516,000
Change in fair value of warrant liability			(10,405,000)
Warrant liability, Ending balance	$ 16,516,000	$ 6,111,000	$ 6,111,000